Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 4,250	$ 6,180	$ 7,742
Restricted cash, current portion	350		347
Restricted cash, net of current portion	2,250		2,700
Total cash and cash equivalents and restricted cash	$ 6,850		$ 10,789